NONCONTROLLING INTEREST (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
NONCONTROLLING INTEREST [Abstract]
Net income generated by subsidiaries		108,998	97,376	92,074
Net income attributed to noncontrolling interest	$ 7,277	45,338	39,752	36,840
Percent of net income generated by subsidiaries	41.60%	41.60%	40.80%	40.00%
Percent of net income attributed to noncontrolling interest	54.40%	54.40%	70.30%	48.40%